Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Summary of Short-term Investments

The following is a summary of short-term investments at December 31, 2017:

	December 31, 2017
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Certificates of deposit	$1,462	$-	$-	$1,462
Corporate debt securities	7,149	-	(3)	7,146
Total	$8,611	$-	$(3)	$8,608